Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended		60 Months Ended	68 Months Ended		94 Months Ended		120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund (Investor Shares)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	47.56%			11.92%					8.04%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	50.39%			12.39%					7.90%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | CoreCommodity Fund (Class I)
Kotak India Equity Fund | Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | Kotak India ESG Fund (Investor Shares)
Kotak India Equity Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | Kotak India ESG Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	(13.22%)			2.93%					6.97%
Kotak India Equity Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | Kotak India ESG Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	(11.91%)			3.24%					6.75%
Kotak India Equity Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | Kotak India ESG Fund (Class I)
Kotak India Equity Fund | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS | Kotak India ESG Fund (Class II)
ALPS Global Opportunity Fund | Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund (Investor Shares)
ALPS Global Opportunity Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	(8.69%)			0.97%					7.68%
ALPS Global Opportunity Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	(7.20%)			1.37%					7.49%
ALPS Global Opportunity Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund (Class I)
ALPS Global Opportunity Fund | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Global Opportunity Fund (Class R)
ALPS Balanced Opportunity Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund (Investor Class)
ALPS Balanced Opportunity Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	18.65%			6.58%		8.99%
ALPS Balanced Opportunity Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	21.49%			6.56%		8.87%
ALPS Balanced Opportunity Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS Balanced Opportunity Fund (Class I)
ALPS Asset Allocation Growth & Income | Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income (Investor Shares)
ALPS Asset Allocation Growth & Income | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income - A - Maximum sales charge (load)
Average Annual Return, Percent	18.81%			5.78%					6.91%
ALPS Asset Allocation Growth & Income | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income - C - Maximum sales charge (load)
Average Annual Return, Percent	20.86%			6.17%					6.71%
ALPS Asset Allocation Growth & Income | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									ALPS Asset Allocation Growth & Income (Class I)
ALPS | Smith Short Duration Bond Fund | Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Short Duration Bond Fund (Investor Shares)
ALPS | Smith Short Duration Bond Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Short Duration Bond Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	1.08%			1.91%			2.27%
ALPS | Smith Short Duration Bond Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Short Duration Bond Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	1.63%			1.58%			2.25%
ALPS | Smith Short Duration Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Short Duration Bond Fund (Class I)
ALPS | Smith Total Return Bond Fund | Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Total Return Bond Fund (Investor Shares)
ALPS | Smith Total Return Bond Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Total Return Bond Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	1.71%			0.00%			2.04%
ALPS | Smith Total Return Bond Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Total Return Bond Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	2.17%			(0.27%)			2.04%
ALPS | Smith Total Return Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS | Smith Total Return Bond Fund (Class I)
ALPS | Smith Credit Opportunities Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund (Investor Class)
ALPS | Smith Credit Opportunities Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund - A - Maximum sales charge (load)
Average Annual Return, Percent	3.60%			1.56%		2.35%
ALPS | Smith Credit Opportunities Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund - C - Maximum sales charge (load)
Average Annual Return, Percent	4.96%			1.32%		2.05%
ALPS | Smith Credit Opportunities Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Credit Opportunities Fund (Class I)
ALPS | CoreCommodity Natural Resources ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS | CoreCommodity Natural Resources ETF (NAV)
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	52.30%			13.13%					8.62%
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	52.42%			13.20%					8.65%
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	51.39%			12.39%					7.90%
Without Sales Load [Member] | ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	52.60%			13.36%					8.87%
Without Sales Load [Member] | Kotak India Equity Fund | Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.38%)			3.99%					7.58%
Without Sales Load [Member] | Kotak India Equity Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.33%)			4.10%					7.57%
Without Sales Load [Member] | Kotak India Equity Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.07%)			3.24%					6.75%
Without Sales Load [Member] | Kotak India Equity Fund | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.05%)			4.31%					7.85%
Without Sales Load [Member] | Kotak India Equity Fund | Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.94%)			4.52%					7.99%
Without Sales Load [Member] | ALPS Global Opportunity Fund | Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.77%)			2.11%					8.29%
Without Sales Load [Member] | ALPS Global Opportunity Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.64%)			2.13%					8.30%
Without Sales Load [Member] | ALPS Global Opportunity Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.41%)			1.37%					7.49%
Without Sales Load [Member] | ALPS Global Opportunity Fund | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.44%)			2.41%					8.58%
Without Sales Load [Member] | ALPS Global Opportunity Fund | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.69%)			1.94%					8.09%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund | Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%			7.30%		9.64%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%			7.30%		9.65%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	22.49%			6.56%		8.87%
Without Sales Load [Member] | ALPS Balanced Opportunity Fund | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	22.61%			7.42%		9.78%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income | Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%			6.97%					7.51%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	22.84%			6.98%					7.51%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	21.86%			6.17%					6.71%
Without Sales Load [Member] | ALPS Asset Allocation Growth & Income | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	23.17%			7.24%					7.78%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund | Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%			2.33%			3.00%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%			2.36%			3.01%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%			1.58%			2.25%
Without Sales Load [Member] | ALPS | Smith Short Duration Bond Fund | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%			2.63%			3.30%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund | Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%			0.46%			2.77%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%			0.46%			2.78%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%			(0.27%)			2.04%
Without Sales Load [Member] | ALPS | Smith Total Return Bond Fund | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%			0.74%			3.06%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund | Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%			2.14%		2.87%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%			2.02%		2.76%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%			1.32%		2.05%
Without Sales Load [Member] | ALPS | Smith Credit Opportunities Fund | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%			2.15%		2.92%
Without Sales Load [Member] | ALPS | CoreCommodity Natural Resources ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	80.70%		35.31%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	31.26%			10.18%					11.93%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	31.26%			10.18%					11.93%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	31.26%			10.18%					11.93%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
Average Annual Return, Percent	31.26%			10.18%					11.93%
Kotak India Equity Fund | Investor Shares | MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index
Average Annual Return, Percent	(9.84%)			6.57%					8.70%
Kotak India Equity Fund | Class A | MSCI India Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index
Average Annual Return, Percent	(9.84%)			6.57%					8.70%
Kotak India Equity Fund | Class C | MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index
Average Annual Return, Percent	(9.84%)			6.57%					8.70%
Kotak India Equity Fund | Class I | MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index
Average Annual Return, Percent	(9.84%)			6.57%					8.70%
Kotak India Equity Fund | Class II | MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI India Index
Average Annual Return, Percent	(9.84%)			6.57%					8.70%
ALPS Global Opportunity Fund | Investor Shares | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	29.58%			10.70%					12.28%
ALPS Global Opportunity Fund | Class A | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	29.58%			10.70%					12.28%
ALPS Global Opportunity Fund | Class C | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	29.58%			10.70%					12.28%
ALPS Global Opportunity Fund | Class I | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	29.58%			10.70%					12.28%
ALPS Global Opportunity Fund | Class R | Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Developed Markets Index
Average Annual Return, Percent	29.58%			10.70%					12.28%
ALPS Balanced Opportunity Fund | Investor Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS Balanced Opportunity Fund | Investor Class | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	30.94%			12.24%		15.43%
ALPS Balanced Opportunity Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS Balanced Opportunity Fund | Class A | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	30.94%			12.24%		15.43%
ALPS Balanced Opportunity Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS Balanced Opportunity Fund | Class C | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	30.94%			12.24%		15.43%
ALPS Balanced Opportunity Fund | Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS Balanced Opportunity Fund | Class I | Bloomberg U.S. 1000 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1000 TR Index
Average Annual Return, Percent	30.94%			12.24%		15.43%
ALPS Asset Allocation Growth & Income | Investor Shares | Morningstar Global Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
A L P S Asset Allocation Growthamp Income Investor Shares Morningstar Global Marketssupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.26%			10.18%					11.93%
ALPS Asset Allocation Growth & Income | Class A | Morningstar Global Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
A L P S Asset Allocation Growthamp Income Class A Morningstar Global Marketssupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.26%			10.18%					11.93%
ALPS Asset Allocation Growth & Income | Class C | Morningstar Global Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
A L P S Asset Allocation Growthamp Income Class C Morningstar Global Marketssupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.26%			10.18%					11.93%
ALPS Asset Allocation Growth & Income | Class I | Morningstar Global Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Index
A L P S Asset Allocation Growthamp Income Class I Morningstar Global Marketssupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.26%			10.18%					11.93%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Bloomberg US Government/Credit Index - Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Government/Credit Index - Unhedged
A L P S Smith Short Duration Bond Fund Investor Shares Bloomberg U S Government Credit Index Unhedgedsupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%			0.09%			2.10%
ALPS | Smith Short Duration Bond Fund | Class A | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
A L P S Smith Short Duration Bond Fund Class A Bloomberg U S Government Credit Index Unhedgedsupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%			0.09%			2.10%
ALPS | Smith Short Duration Bond Fund | Class C | Bloomberg US Government/Credit Index - Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Government/Credit Index - Unhedged
A L P S Smith Short Duration Bond Fund Class C Bloomberg U S Government Credit Index Unhedgedsupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%			0.09%			2.10%
ALPS | Smith Short Duration Bond Fund | Class I | Bloomberg US Government/Credit Index - Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Government/Credit Index - Unhedged
A L P S Smith Short Duration Bond Fund Class I Bloomberg U S Government Credit Index Unhedgedsupsup [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%			0.09%			2.10%
ALPS | Smith Total Return Bond Fund | Investor Shares | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%			2.00%
ALPS | Smith Total Return Bond Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%			2.00%
ALPS | Smith Total Return Bond Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%			2.00%
ALPS | Smith Total Return Bond Fund | Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%			2.00%
ALPS | Smith Credit Opportunities Fund | Investor Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS | Smith Credit Opportunities Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS | Smith Credit Opportunities Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS | Smith Credit Opportunities Fund | Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%		(0.23%)
ALPS | CoreCommodity Natural Resources ETF | Bloomberg US 1000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	30.94%		16.20%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	44.82%			13.17%					7.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares | FTSE/CoreCommodity CRB Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE/CoreCommodity CRB Total Return Index
Average Annual Return, Percent	42.33%			18.75%					10.46%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	44.82%			13.17%					7.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A | FTSE/CoreCommodity CRB Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE/CoreCommodity CRB Total Return Index
Average Annual Return, Percent	42.33%			18.75%					10.46%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	44.82%			13.17%					7.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C | FTSE/CoreCommodity CRB Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE/CoreCommodity CRB Total Return Index
Average Annual Return, Percent	42.33%			18.75%					10.46%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Total Return Index
Average Annual Return, Percent	44.82%			13.17%					7.58%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I | FTSE/CoreCommodity CRB Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE/CoreCommodity CRB Total Return Index
Average Annual Return, Percent	42.33%			18.75%					10.46%
Kotak India Equity Fund | Investor Shares | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(7.22%)			7.79%					10.05%
Kotak India Equity Fund | Class A | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(7.22%)			7.79%					10.05%
Kotak India Equity Fund | Class C | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(7.22%)			7.79%					10.05%
Kotak India Equity Fund | Class I | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(7.22%)			7.79%					10.05%
Kotak India Equity Fund | Class II | Morningstar India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar India Index
Average Annual Return, Percent	(7.22%)			7.79%					10.05%
ALPS Global Opportunity Fund | Investor Shares | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	1.64%			2.09%					9.07%
ALPS Global Opportunity Fund | Investor Shares | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	27.52%			7.21%					10.09%
ALPS Global Opportunity Fund | Class A | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	1.64%			2.09%					9.07%
ALPS Global Opportunity Fund | Class A | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	27.52%			7.21%					10.09%
ALPS Global Opportunity Fund | Class C | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	1.64%			2.09%					9.07%
ALPS Global Opportunity Fund | Class C | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	27.52%			7.21%					10.09%
ALPS Global Opportunity Fund | Class I | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	1.64%			2.09%					9.07%
ALPS Global Opportunity Fund | Class I | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	27.52%			7.21%					10.09%
ALPS Global Opportunity Fund | Class R | Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	1.64%			2.09%					9.07%
ALPS Global Opportunity Fund | Class R | Morningstar Global Markets Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Global Markets Mid Cap Index
Average Annual Return, Percent	27.52%			7.21%					10.09%
ALPS Balanced Opportunity Fund | Investor Class | 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	18.35%			6.87%		8.35%
ALPS Balanced Opportunity Fund | Class A | 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	18.35%			6.87%		8.35%
ALPS Balanced Opportunity Fund | Class C | 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	18.35%			6.87%		8.35%
ALPS Balanced Opportunity Fund | Class I | 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	18.35%			6.87%		8.35%
ALPS Asset Allocation Growth & Income | Investor Shares | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%					1.67%
ALPS Asset Allocation Growth & Income | Investor Shares | 60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	19.89%			6.24%					7.95%
ALPS Asset Allocation Growth & Income | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%					1.67%
ALPS Asset Allocation Growth & Income | Class A | 60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	19.89%			6.24%					7.95%
ALPS Asset Allocation Growth & Income | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%					1.67%
ALPS Asset Allocation Growth & Income | Class C | 60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	19.89%			6.24%					7.95%
ALPS Asset Allocation Growth & Income | Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%					1.67%
ALPS Asset Allocation Growth & Income | Class I | 60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	19.89%			6.24%					7.95%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.42%			2.07%			2.46%
ALPS | Smith Short Duration Bond Fund | Class A | Bloomberg US Government/Credit Index - Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Government/Credit Index - Unhedged
ALPS | Smith Short Duration Bond Fund | Class A | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%			2.07%			2.46%
ALPS | Smith Short Duration Bond Fund | Class C | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.42%			2.07%			2.46%
ALPS | Smith Short Duration Bond Fund | Class I | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.42%			2.07%			2.46%
ALPS | Smith Credit Opportunities Fund | Investor Class | 50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	6.44%			2.27%		2.50%
ALPS | Smith Credit Opportunities Fund | Investor Class | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.84%			4.35%		5.23%
ALPS | Smith Credit Opportunities Fund | Class A | 50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	6.44%			2.27%		2.50%
ALPS | Smith Credit Opportunities Fund | Class A | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.84%			4.35%		5.23%
ALPS | Smith Credit Opportunities Fund | Class C | 50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	6.44%			2.27%		2.50%
ALPS | Smith Credit Opportunities Fund | Class C | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.84%			4.35%		5.23%
ALPS | Smith Credit Opportunities Fund | Class I | 50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	6.44%			2.27%		2.50%
ALPS | Smith Credit Opportunities Fund | Class I | Bloomberg U.S. Corporate HY Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate HY Bond Index
Average Annual Return, Percent	8.84%			4.35%		5.23%
ALPS | CoreCommodity Natural Resources ETF | Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Total Return Index
Average Annual Return, Percent	44.82%		25.63%